Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details)	Jul. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 86,000
2018	94,000
2019	106,000
2020	45,000
Future minimum annual lease payments	$ 331,000